Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
Globant SA(a)	162	$30,566

Brazil — 3.6%
Atacadao SA	1,500	5,600
B2W Cia. Digital(a)	900	11,763
B3 SA - Brasil, Bolsa, Balcao	8,700	90,664
Banco Bradesco SA	5,700	22,912
Banco do Brasil SA	3,600	22,631
Banco Santander Brasil SA	1,800	13,084
Cia Brasileira de Distribuicao	600	7,714
Energisa SA	900	7,777
Klabin SA	3,000	13,969
Localiza Rent a Car SA	2,700	33,696
Lojas Renner SA	3,900	32,352
Natura & Co. Holding SA(a)	3,900	36,501
Notre Dame Intermedica Participacoes SA	2,100	26,707
Telefonica Brasil SA	2,100	17,448
TIM SA	3,600	9,016
TOTVS SA	2,100	10,430
Via Varejo SA(a)	6,000	19,773
WEG SA	3,600	49,173

		431,210

Chile — 0.4%
Banco de Credito e Inversiones SA	219	7,595
Banco Santander Chile	270,294	11,664
Cencosud Shopping SA	2,142	3,541
Empresas CMPC SA	5,331	11,468
Falabella SA	3,348	11,397

		45,665

China — 32.3%
360 Security Technology Inc., Class A	1,500	3,784
3SBio Inc.(a)(b)	6,000	5,944
AAC Technologies Holdings Inc.	3,000	16,795
Agricultural Bank of China Ltd., Class A	19,200	9,600
Agricultural Bank of China Ltd., Class H	120,000	45,508
Alibaba Group Holding Ltd., ADR(a)	2,310	608,362
Alibaba Health Information Technology Ltd.(a)	18,000	52,938
A-Living Smart City Services Co. Ltd.(b)	2,250	9,476
Bank of Communications Co. Ltd., Class A	10,800	7,731
Bank of Communications Co. Ltd., Class H	36,000	19,921
Bank of Hangzhou Co. Ltd., Class A	1,800	4,158
Bank of Shanghai Co. Ltd., Class A	4,500	5,519
Baozun Inc., ADR(a)	246	9,141
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	900	4,678
BYD Co. Ltd., Class A	300	7,849
BYD Co. Ltd., Class H	3,000	70,468
China CITIC Bank Corp. Ltd., Class H	33,000	14,260
China Construction Bank Corp., Class A	3,300	3,586
China Construction Bank Corp., Class H	414,000	324,685
China Everbright Bank Co. Ltd., Class A	11,100	7,321
China Everbright Bank Co. Ltd., Class H	12,000	4,675
China Everbright Environment Group Ltd.	15,000	8,320
China Feihe Ltd.(b)	6,000	14,333
China Galaxy Securities Co. Ltd., Class H	18,000	11,632
China International Capital Corp. Ltd., Class H(a)(b)	6,000	13,977
China Jushi Co. Ltd., Class A	900	2,301
China Lesso Group Holdings Ltd.	6,000	10,711

Security	Shares	Value

China (continued)
China Medical System Holdings Ltd.	6,000	$6,130
China Merchants Bank Co. Ltd., Class A	5,700	38,289
China Merchants Bank Co. Ltd., Class H	16,500	104,395
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,100	4,679
China Minsheng Banking Corp. Ltd., Class A	10,200	8,216
China Minsheng Banking Corp. Ltd., Class H	22,500	12,422
China Molybdenum Co. Ltd., Class A	2,700	1,883
China Molybdenum Co. Ltd., Class H	18,000	8,451
China Vanke Co. Ltd., Class A	2,700	12,597
China Vanke Co. Ltd., Class H	7,200	27,351
China Youzan Ltd.(a)	60,000	15,866
Contemporary Amperex Technology Co. Ltd., Class A	600	22,140
Country Garden Services Holdings Co. Ltd.	6,000	33,589
Eve Energy Co. Ltd., Class A	600	5,882
Everbright Securities Co. Ltd., Class A	1,144	3,338
Founder Securities Co. Ltd., Class A(a)	2,700	3,701
Geely Automobile Holdings Ltd.	24,000	66,714
Genscript Biotech Corp.(a)	6,000	8,622
Glodon Co. Ltd., Class A	300	3,059
GoerTek Inc., Class A	900	5,194
Greentown Service Group Co. Ltd.	6,000	6,973
Guangzhou Automobile Group Co. Ltd., Class H	12,000	12,909
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,790
Haitong Securities Co. Ltd., Class A	3,300	6,771
Haitong Securities Co. Ltd., Class H	10,800	9,292
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	6,000	28,829
Huatai Securities Co. Ltd., Class A	3,000	8,799
Huatai Securities Co. Ltd., Class H(b)	4,200	6,566
Huaxia Bank Co. Ltd., Class A	3,900	3,870
Hundsun Technologies Inc., Class A	300	4,032
Hutchison China MediTech Ltd., ADR(a)	297	9,207
Industrial Bank Co. Ltd., Class A	5,400	17,251
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,800	10,338
Kingboard Laminates Holdings Ltd.	4,500	7,279
Kingdee International Software Group Co. Ltd.	9,000	31,403
Kingsoft Corp. Ltd.	3,000	15,053
Koolearn Technology Holding Ltd.(a)(b)	1,500	6,114
Lee & Man Paper Manufacturing Ltd.	6,000	4,876
Lenovo Group Ltd.	30,000	21,400
Luye Pharma Group Ltd.(b)	7,500	4,373
Meituan, Class B(a)	15,300	572,332
Microport Scientific Corp.	3,000	12,944
NetEase Inc., ADR	1,791	161,853
NIO Inc., ADR(a)	4,620	233,449
Orient Securities Co. Ltd., Class A	2,100	3,705
Ping An Healthcare and Technology Co. Ltd.(a)(b)	2,100	25,693
Ping An Insurance Group Co. of China Ltd., Class A	3,000	41,047
Ping An Insurance Group Co. of China Ltd., Class H	25,500	299,323
Postal Savings Bank of China Co. Ltd., Class A	4,500	3,577
Postal Savings Bank of China Co. Ltd., Class H(b)	42,000	23,729
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,000	24,828
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,200	7,108
Shanghai Pudong Development Bank Co. Ltd., Class A	8,400	12,843
Shenzhen Inovance Technology Co. Ltd., Class A	600	7,021
Shenzhen Investment Ltd.	18,000	6,571
Shenzhou International Group Holdings Ltd.	3,600	60,925
Suning.com Co. Ltd., Class A	5,700	7,926
TCL Technology Group Corp., Class A	3,900	4,155

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tianfeng Securities Co. Ltd., Class A	2,100	$1,934
Tongcheng-Elong Holdings Ltd.(a)	3,600	6,715
TravelSky Technology Ltd., Class H	3,000	6,803
Trip.com Group Ltd., ADR(a)	2,064	69,330
Unisplendour Corp. Ltd., Class A	600	2,039
Vinda International Holdings Ltd.	3,000	8,571
Vipshop Holdings Ltd., ADR(a)	1,926	49,190
Wanda Film Holding Co. Ltd., Class A(a)	600	1,744
Wharf Holdings Ltd. (The)	6,000	14,844
Winning Health Technology Group Co. Ltd., Class A	600	1,436
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	600	2,383
WuXi AppTec Co. Ltd., Class A	600	9,422
WuXi AppTec Co. Ltd., Class H(b)	1,200	17,955
Wuxi Biologics Cayman Inc., New(b)	13,500	133,912
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,600	5,767
Xinyi Solar Holdings Ltd.	18,000	32,831
XPeng Inc., ADR(a)	453	26,618
Yunnan Baiyao Group Co. Ltd., Class A	300	4,344
Zhejiang Supor Co. Ltd., Class A	300	3,187
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,400	3,122
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	6,000	6,261

		3,825,753

Colombia — 0.2%
Bancolombia SA	1,167	9,007
Grupo de Inversiones Suramericana SA	1,137	6,785
Interconexion Electrica SA ESP	1,896	12,001

		27,793

Czech Republic — 0.1%
Komercni Banka AS(a)	330	8,839
Moneta Money Bank AS(a)(b)	2,196	6,561

		15,400

Egypt — 0.2%
Commercial International Bank Egypt SAE	5,991	23,758

Greece — 0.1%
Hellenic Telecommunications Organization SA	1,014	16,945

Hungary — 0.4%
OTP Bank Nyrt(a)	969	38,510
Richter Gedeon Nyrt	579	13,742

		52,252

India — 10.0%
Asian Paints Ltd.	1,647	49,268
Axis Bank Ltd.(a)	9,783	79,473
Bajaj Auto Ltd.	330	14,142
Bajaj Finance Ltd.	1,168	77,421
Bandhan Bank Ltd.(a)(b)	3,103	15,377
Berger Paints India Ltd.	1,107	9,683
Bharti Airtel Ltd.	5,469	34,211
Colgate-Palmolive India Ltd.	498	10,179
Dabur India Ltd.	2,208	14,902
Eicher Motors Ltd.	588	20,125
Havells India Ltd.	918	9,934
HCL Technologies Ltd.	4,713	52,319
HDFC Life Insurance Co. Ltd.(a)(b)	3,043	26,577
Hero MotoCorp Ltd.	506	21,242
Hindustan Unilever Ltd.	3,549	102,469

Security	Shares	Value

India (continued)
ICICI Lombard General Insurance Co. Ltd.(b)	879	$17,227
Info Edge India Ltd.	297	17,270
Infosys Ltd.	14,733	218,838
Kotak Mahindra Bank Ltd.(a)	2,329	59,976
Mahindra & Mahindra Ltd.	3,537	34,483
Marico Ltd.	2,061	10,233
Nestle India Ltd.	144	34,784
Piramal Enterprises Ltd.	420	7,872
Shriram Transport Finance Co. Ltd.	822	11,879
Siemens Ltd.	336	6,867
Tata Consultancy Services Ltd.	4,056	146,762
Tech Mahindra Ltd.	2,697	31,933
Titan Co. Ltd.	1,581	29,060
Wipro Ltd.	4,977	23,556

		1,188,062

Indonesia — 2.5%
Bank Central Asia Tbk PT	42,900	94,261
Bank Mandiri Persero Tbk PT	81,000	36,283
Bank Negara Indonesia Persero Tbk PT	31,800	13,513
Bank Rakyat Indonesia Persero Tbk PT	240,600	69,692
Kalbe Farma Tbk PT	90,300	9,625
Telekomunikasi Indonesia Persero Tbk PT	216,000	49,411
Unilever Indonesia Tbk PT	32,100	17,562

		290,347

Kuwait — 1.0%
Gulf Bank KSCP	6,543	4,493
Kuwait Finance House KSCP	17,997	40,013
National Bank of Kuwait SAKP	27,918	76,675

		121,181

Malaysia — 2.4%
AMMB Holdings Bhd	6,600	5,379
Axiata Group Bhd	11,700	10,195
CIMB Group Holdings Bhd	26,700	23,790
DiGi.Com Bhd	12,900	12,666
Fraser & Neave Holdings Bhd	600	4,781
HAP Seng Consolidated Bhd	2,400	4,860
Hartalega Holdings Bhd	7,500	26,510
IHH Healthcare Bhd	9,300	12,829
Kossan Rubber Industries	6,000	9,175
Kuala Lumpur Kepong Bhd	2,100	12,113
Malayan Banking Bhd	17,200	33,353
Maxis Bhd	9,800	11,787
Nestle Malaysia Bhd	300	9,867
PPB Group Bhd	3,000	13,697
Public Bank Bhd	12,600	53,814
RHB Bank Bhd	7,500	9,481
Sime Darby Bhd	12,000	6,804
Supermax Corp. Bhd(a)	6,300	14,072
Telekom Malaysia Bhd	5,400	6,680

		281,853

Mexico — 0.8%
Arca Continental SAB de CV	1,800	8,807
Coca-Cola Femsa SAB de CV	2,100	9,487
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	900	13,427
Grupo Financiero Banorte SAB de CV, Class O(a)	11,500	57,732
Kimberly-Clark de Mexico SAB de CV, Class A	6,600	10,498

		99,951

Pakistan — 0.0%
Habib Bank Ltd.	2,511	2,050

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
MCB Bank Ltd.	2,175	$2,416

		4,466

Peru — 0.4%
Credicorp Ltd.	291	44,788

Philippines — 0.7%
Bank of the Philippine Islands	7,110	12,274
BDO Unibank Inc.	8,130	17,467
Globe Telecom Inc.	150	6,078
Metropolitan Bank & Trust Co.	8,400	8,377
SM Prime Holdings Inc.	44,100	33,020

		77,216

Poland — 1.2%
Bank Polska Kasa Opieki SA(a)	780	11,808
CD Projekt SA(a)	294	30,553
Cyfrowy Polsat SA	1,182	8,420
KGHM Polska Miedz SA(a)	600	23,853
LPP SA(a)	6	10,998
Orange Polska SA(a)	3,024	5,107
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,845	27,083
Powszechny Zaklad Ubezpieczen SA(a)	2,532	16,970
Santander Bank Polska SA(a)	147	6,825

		141,617

Qatar — 0.9%
Commercial Bank PSQC (The)	8,421	9,874
Ooredoo QPSC	3,453	6,292
Qatar National Bank QPSC	19,455	92,922

		109,088

Russia — 0.7%
Moscow Exchange MICEX-RTS PJSC	5,910	11,815
Novolipetskiy Metallurgicheskiy Kombinat PAO	4,860	12,222
PhosAgro PJSC, GDR(c)	633	8,090
Polymetal International PLC	1,008	21,023
Polyus PJSC	147	27,908

		81,058

Saudi Arabia — 1.7%
Almarai Co. JSC	1,152	17,170
Bank AlBilad	1,590	11,192
Banque Saudi Fransi	2,793	24,686
Samba Financial Group	4,236	34,899
Saudi Basic Industries Corp.	3,915	101,147
Savola Group (The)	1,221	14,992

		204,086

South Africa — 7.0%
Absa Group Ltd.	3,060	21,789
Bid Corp. Ltd.	1,458	26,318
Bidvest Group Ltd. (The)	1,203	12,682
Capitec Bank Holdings Ltd.(a)	297	24,862
Clicks Group Ltd.	1,056	16,020
FirstRand Ltd.	20,607	60,544
Gold Fields Ltd.	3,822	32,485
Growthpoint Properties Ltd.	15,567	11,940
Kumba Iron Ore Ltd.	273	9,296
Mr. Price Group Ltd.	1,356	14,258
MTN Group Ltd.	7,368	31,536
MultiChoice Group	1,923	16,166
Naspers Ltd., Class N	1,881	380,296
Nedbank Group Ltd.	1,605	12,704
NEPI Rockcastle PLC	1,731	8,811

Security	Shares	Value

South Africa (continued)
Remgro Ltd.	2,259	$13,455
Sanlam Ltd.	7,824	28,033
Shoprite Holdings Ltd.	2,157	17,808
SPAR Group Ltd. (The)	816	10,067
Standard Bank Group Ltd.	5,595	43,795
Vodacom Group Ltd.	2,757	21,953
Woolworths Holdings Ltd.	4,272	9,658

		824,476

South Korea — 9.9%
Amorepacific Corp.	138	22,323
AMOREPACIFIC Group	132	6,275
CJ CheilJedang Corp.	36	11,761
Coway Co. Ltd.(a)	212	13,296
DB Insurance Co. Ltd.	234	9,305
GS Engineering & Construction Corp.	276	7,907
Hana Financial Group Inc.	1,310	40,074
Hanon Systems	813	11,057
Hanwha Solutions Corp.	453	19,548
Hyundai Marine & Fire Insurance Co. Ltd.	291	5,864
Kakao Corp.	249	82,809
KB Financial Group Inc.	1,737	71,188
LG Corp.	418	26,669
LG Display Co. Ltd.(a)	807	11,122
LG Electronics Inc.	477	36,856
LG Household & Health Care Ltd.	42	57,465
LG Innotek Co. Ltd.	48	6,724
Mirae Asset Daewoo Co. Ltd.	1,263	10,820
NAVER Corp.	534	133,916
NCSoft Corp.	72	52,704
Samsung Card Co. Ltd.	135	4,038
Samsung Electro-Mechanics Co. Ltd.	213	30,028
Samsung Fire & Marine Insurance Co. Ltd.	135	22,936
Samsung Life Insurance Co. Ltd.	297	19,137
Samsung SDI Co. Ltd.	240	115,603
Samsung Securities Co. Ltd.	261	9,305
Shinhan Financial Group Co. Ltd.	1,946	56,628
SK Hynix Inc.	2,358	207,767
SK Telecom Co. Ltd.	174	37,346
Woori Financial Group Inc.	2,307	20,494
Yuhan Corp.	204	11,873

		1,172,838

Taiwan — 16.2%
Accton Technology Corp.	3,000	25,156
Acer Inc.	12,000	9,746
Advantech Co. Ltd.	3,000	32,313
ASE Technology Holding Co. Ltd.	15,000	40,312
Asustek Computer Inc.	3,000	26,208
AU Optronics Corp.(a)	33,000	14,125
Catcher Technology Co. Ltd.	3,000	19,788
Cathay Financial Holding Co. Ltd.	37,000	52,445
Chailease Holding Co. Ltd.	6,000	32,839
Cheng Shin Rubber Industry Co. Ltd.	9,000	13,420
Chicony Electronics Co. Ltd.	3,000	8,989
China Development Financial Holding Corp.	52,000	16,274
China Life Insurance Co. Ltd.	12,000	9,536
China Steel Corp.	54,000	43,196
Chunghwa Telecom Co. Ltd.	15,000	57,100
Compal Electronics Inc.	18,000	12,188
CTBC Financial Holding Co. Ltd.	78,000	52,406

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	9,000	$70,888
E.Sun Financial Holding Co. Ltd.	53,000	46,766
Evergreen Marine Corp. Taiwan Ltd.(a)	12,000	10,399
Far Eastern New Century Corp.	15,000	14,420
Far EasTone Telecommunications Co. Ltd.	6,000	13,051
First Financial Holding Co. Ltd.	45,000	33,629
Fubon Financial Holding Co. Ltd.	30,000	46,627
Hua Nan Financial Holdings Co. Ltd.	42,000	26,745
Innolux Corp.	30,000	10,578
Inventec Corp.	9,000	7,357
Lite-On Technology Corp.	10,000	16,858
MediaTek Inc.	6,000	148,198
Mega Financial Holding Co. Ltd.	48,000	47,912
Micro-Star International Co. Ltd.	3,000	13,157
President Chain Store Corp.	3,000	27,261
Quanta Computer Inc.	12,000	32,418
Shanghai Commercial & Savings Bank Ltd. (The)	15,000	20,525
SinoPac Financial Holdings Co. Ltd.	45,000	17,525
Standard Foods Corp.	3,000	6,568
Taishin Financial Holding Co. Ltd.	39,000	18,267
Taiwan Business Bank	27,000	9,425
Taiwan Mobile Co. Ltd.	7,000	23,847
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	556,320
Unimicron Technology Corp.	6,000	18,925
United Microelectronics Corp.	51,000	72,467
Vanguard International Semiconductor Corp.	3,000	11,052
Win Semiconductors Corp.	3,000	35,260
Wistron Corp.	12,000	12,567
Yageo Corp.	3,000	46,522
Yuanta Financial Holding Co. Ltd.	45,000	30,155

		1,911,730

Thailand — 3.2%
Advanced Info Service PCL, NVDR	5,100	29,588
Airports of Thailand PCL, NVDR	18,600	39,352
Asset World Corp. PCL, NVDR	30,300	4,788
B Grimm Power PCL, NVDR	3,600	5,831
Bangkok Bank PCL, Foreign	2,400	9,878
Bangkok Dusit Medical Services PCL, NVDR	41,100	29,212
BTS Group Holdings PCL, NVDR	33,000	11,127
Bumrungrad Hospital PCL, NVDR	1,800	7,408
Central Pattana PCL, NVDR	9,600	16,106
CP ALL PCL, NVDR(a)	24,300	48,600
Energy Absolute PCL, NVDR	6,000	8,876
Home Product Center PCL, NVDR	39,600	19,244
Indorama Ventures PCL, NVDR	6,000	6,347
Intouch Holdings PCL, NVDR	9,300	17,063
Kasikornbank PCL, Foreign	5,100	18,545
Kasikornbank PCL, NVDR	2,700	9,818
Krungthai Card PCL, NVDR	3,600	6,069
Land & Houses PCL, NVDR	35,100	9,109
Minor International PCL, NVDR(a)	13,500	11,068
Siam Cement PCL (The), NVDR	3,300	40,800
Siam Commercial Bank PCL (The), NVDR	3,900	11,023
Thai Union Group PCL, NVDR	14,400	7,188
Total Access Communication PCL, NVDR	3,300	4,091
True Corp. PCL, NVDR	43,200	4,656

		375,787

Turkey — 0.2%
Turkcell Iletisim Hizmetleri AS	5,148	9,740

Security	Shares	Value

Turkey (continued)
Turkiye Garanti Bankasi AS(a)	9,750	$10,907
Turkiye Is Bankasi AS, Class C(a)	6,015	5,006

		25,653

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	11,703	19,372
Dubai Islamic Bank PJSC	7,584	9,250
Emirates NBD Bank PJSC	10,965	32,688
Emirates Telecommunications Group Co. PJSC	7,818	36,864
First Abu Dhabi Bank PJSC	11,661	40,064

		138,238

Total Common Stocks — 97.6% (Cost: $10,531,080)		11,561,777

Preferred Stocks

Brazil — 2.0%
Banco Bradesco SA, Preference Shares, NVS	19,200	86,622
Itau Unibanco Holding SA, Preference Shares, NVS	20,700	109,762
Itausa SA, Preference Shares, NVS	18,600	36,536

		232,920

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	1,578	3,549
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	504	23,590

		27,139

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,986	15,445

South Korea — 0.1%
LG Household & Health Care Ltd., Preference Shares, NVS	6	3,768

Total Preferred Stocks — 2.4% (Cost: $223,613)		279,272

Rights

China — 0.0%
Sino Ocean Group Holding Ltd. (Expires 12/09/20)(a)	66	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	10,000	10,000

Total Short-Term Investments — 0.1% (Cost: $10,000)		10,000

Total Investments in Securities — 100.1% (Cost: $10,764,693)		11,851,049

Other Assets, Less Liabilities — (0.1)%		(11,877)

Net Assets — 100.0%		$11,839,172

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EM ETF

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/06/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000	(b)	$—	$—	$—	$10,000	10,000	$1	$—

(a)	The Fund commenced operations on October 06, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$11,561,777	$—		$—	$11,561,777
Preferred Stocks	279,272	—		—	279,272
Rights	—	0	(a)	—	0	(a)
Money Market Funds	10,000	—		—	10,000

	$11,851,049	$0	(a)	$—	$11,851,049

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

5